Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Deferred tax assets resulting from loss carryforwards	$ 316,994	$ 340,676
Loss carryforwards	1,112,078
Valuation allowance related to the loss carryforwards	305,825
Amount of valuation allowance relating to non-operating entity whose loss carryforward utilization is considered to be remote	$ 279,850
Operating loss carryforward minimum period before expiration	3 years
Operating loss carryforward maximum period before expiration	20 years
Valuation allowance related to future deductible items	$ 24,181
Accumulated undistributed earnings reinvested in international operations	3,000,000
Amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	83,471	71,898	$ 60,876
Accrued interest related to the gross unrecognized tax benefits excluded from the unrecognized tax benefits	9,514	$ 8,198	$ 5,184
Amount of gross unrecognized tax benefits could be reduced by as a result of the revaluation of existing uncertain tax positions	$ 100,000